Supplement to the
Fidelity® 130/30
Large Cap Fund
March 26, 2008
Prospectus

Effective September 19, 2008, the SEC has instituted temporary bans on short sales of particular securities in response to recent market events. These bans, which the SEC may impose from time to time under extraordinary circumstances, may prevent the fund from fully implementing its strategy.

FLC-08-01 September 26, 2008
1.879258.100

Supplement to the
Fidelity® Advisor 130/30 Large Cap Fund
Class A, Class T, Class B, and Class C
March 26, 2008
Prospectus

Effective September 19, 2008, the SEC has instituted temporary bans on short sales of particular securities in response to recent market events. These bans, which the SEC may impose from time to time under extraordinary circumstances, may prevent the fund from fully implementing its strategy.

AFLC-08-01 September 26, 2008
1.879259.100

Supplement to the
Fidelity® Advisor 130/30 Large
Cap Fund
Institutional Class
March 26, 2008
Prospectus

Effective September 19, 2008, the SEC has instituted temporary bans on short sales of particular securities in response to recent market events. These bans, which the SEC may impose from time to time under extraordinary circumstances, may prevent the fund from fully implementing its strategy.

AFLCI-08-01 September 26, 2008
1.879260.100